Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross loans	$ 165,339	$ 138,084
Net deferred loan fees	263	297
Allowance for loan losses	1,429	1,472	1,750
Total loans, net	163,647	136,315
One-to-Four Family Residential Real Estate [Member]
Gross loans	71,828	63,839
Allowance for loan losses	869	784	906
Commercial Real Estate [Member]
Gross loans	63,606	51,899
Allowance for loan losses	307	444	579
Commercial Non Real Estate [Member]
Gross loans	19,000	12,451
Commercial Loans [Member]
Gross loans	82,606	64,350
Allowance for loan losses	94	63	69
Consumer Real Estate [Member]
Gross loans	9,502	8,730
Allowance for loan losses	33	62	99
Consumer Other [Member]
Gross loans	1,403	1,165
Total Consumer Loans [Member]
Gross loans	10,905	9,895
Allowance for loan losses	$ 19	$ 21	$ 33